Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

July 27, 2015

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:       Wells Fargo Funds Trust (the “Trust”)

No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data relating to the Funds listed in Appendix A (the “Funds”). The interactive data relates to summary information that mirrors the Fund’s summary information in its prospectuses (SEC Accession No. 0001081400-15-000609). The 497(c) is being filed for the sole purpose of submitting the XBRL exhibit for the Funds.

If you have any questions, please contact me.

Very truly yours,

 /s/ Maureen Towle

Maureen Towle

Senior Counsel

APPENDIX A

Funds Trust

Wells Fargo Advantage Dynamic Target Today Fund
Wells Fargo Advantage Dynamic Target 2015 Fund
Wells Fargo Advantage Dynamic Target 2020 Fund
Wells Fargo Advantage Dynamic Target 2025 Fund
Wells Fargo Advantage Dynamic Target 2030 Fund
Wells Fargo Advantage Dynamic Target 2035 Fund
Wells Fargo Advantage Dynamic Target 2040 Fund
Wells Fargo Advantage Dynamic Target 2045 Fund
Wells Fargo Advantage Dynamic Target 2050 Fund
Wells Fargo Advantage Dynamic Target 2055 Fund
Wells Fargo Advantage Dynamic Target 2060 Fund

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